Shareholder Fees - FidelityFreedomIndexFunds-PremierIIComboPRO	Aug. 16, 2024 USD ($)
FidelityFreedomIndexFunds-PremierIIComboPRO | Fidelity Freedom Index 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none